Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,462	$ 13,101	$ 11,984	$ 13,487		$ 13,382	$ 11,653	$ 10,554	$ 10,807	$ 10,079	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 9,689	9,509	8,761	9,932	$ 10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,436,422	1,395,401	1,273,870	1,429,110		1,414,245	1,229,811	1,109,524	1,132,934	1,054,011	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,494,772	1,452,075	1,323,201	1,482,894		1,466,913	1,274,242	1,149,275	1,173,053	1,091,023		$ 975,643	$ 1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,992	10,854	10,286	11,825		12,011	11,173	10,276	10,274	9,922	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,296	9,180	8,699	10,001	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,099,152	1,085,417	1,028,559	1,182,523		1,201,092	1,117,261	1,027,578	1,027,417	992,234	$ 1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	$ 1,129,412	$ 1,070,249	$ 1,230,454		$ 1,249,775	$ 1,162,546	$ 1,069,228	$ 1,069,060	$ 1,032,452		$ 1,005,718	$ 1,000,000